Ordinary Shares - Additional Information (Details) ¥ / shares in Units, ¥ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 17, 2024 shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2024 ¥ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 ¥ / shares shares
Class Of Stock [Line Items]
Common stock, shares authorized		10,000,000,000				10,000,000,000	10,000,000,000	10,000,000,000
Common stock, par value | $ / shares		$ 0.00001					$ 0.00001
Exercise of options, shares			59,609,232	37,080,608
Repurchased of ordinary shares, consideration | ¥			¥ 499,876	¥ 213,054	¥ 646,820
American Depositary Shares
Class Of Stock [Line Items]
Ordinary shares repurchased			18,926,395	5,960,593	14,525,153
Share Price | ¥ / shares					¥ 44.5311	¥ 26.4116		¥ 35.7437
American Depositary Shares | Initial Public Offering ("IPO")
Class Of Stock [Line Items]
Issuance of ordinary shares upon initial public offering, shares	1	1
Class A Ordinary Shares
Class Of Stock [Line Items]
Common stock, shares authorized		6,000,000,000				6,000,000,000	6,000,000,000	6,000,000,000
Common stock, shares issued		2,096,600,883				2,096,600,883	2,030,600,883	2,030,600,883
Class A Ordinary Shares | American Depositary Shares
Class Of Stock [Line Items]
Ordinary shares repurchased			378,527,896	119,211,860	290,503,052
Share Price | ¥ / shares					¥ 2.2266	¥ 1.3206		¥ 1.7872
Repurchased of ordinary shares, consideration | ¥			¥ 499,876	¥ 213,054	¥ 646,820
Class A Ordinary Shares | American Depositary Shares | Initial Public Offering ("IPO")
Class Of Stock [Line Items]
Issuance of ordinary shares upon initial public offering, shares	4	20
Class B Ordinary Shares
Class Of Stock [Line Items]
Common stock, shares authorized		960,852,606				960,852,606	960,852,606	960,852,606
Common stock, shares issued		600,572,880				600,572,880	666,572,880	666,572,880